GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
GOING CONCERN
Accumulated deficit	$ (1,495,983)		$ (1,213,559)	$ (993,192)
Working capital deficit	(257,675)		(24,096)
Net loss	$ (269,849)	$ (91,408)	$ (170,067)	$ (975,524)